Lease Assets - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Onerous contracts provision		$ 12.5
Bottom of range | Office space
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	1 year
Bottom of range | Office equipment
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	2 years
Bottom of range | IT and other equipment
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	1 year
Top of range | Office space
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	18 years
Top of range | Office equipment
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	7 years
Top of range | IT and other equipment
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	5 years
Weighted average | Office space
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	7 years 3 months 18 days	7 years 1 month 6 days
Weighted average | Office equipment
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	3 years 4 months 24 days	2 years 6 months